Prospectus Supplement	February 12, 2008

PUTNAM VT DISCOVERY GROWTH FUND Prospectus dated April 30, 2007

The section Who oversees and manages the funds? is supplemented to reflect that the members of the Global Asset Allocation and Small and Emerging Growth Teams now manage the fund’s investments. The members of these teams primarily responsible for the day-to-day management of the fund’s portfolio are now Richard Weed (Portfolio Leader), Raymond Haddad (Portfolio Member), Jeffrey Knight (Portfolio Member) and Robert Schoen (Portfolio Member).

Positions held by Messrs. Weed and Haddad over the past five years are set forth in the prospectus.

Mr. Knight joined the portfolio team for the fund in January, 2008. Since 2002, he has been employed by Putnam Management, currently as Chief Investment Officer, Global Asset Allocation Team and previously, as Director, Global Asset Allocation.

Mr. Schoen joined the portfolio team for the fund in January, 2008. Since 2002, he has been employed by Putnam Management, currently as a Portfolio Manager and previously, as a Quantitative Analyst.

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Prospectus Supplement	February 12, 2008

PUTNAM VT GROWTH OPPORTUNITIES FUND Prospectus dated April 30, 2007

The section Who oversees and manages the funds? is supplemented to reflect that the members of the Global Asset Allocation Team now manage the fund’s investments. The members of this team primarily responsible for the day-to-day management of the fund’s portfolio are now Jeffrey Knight (Portfolio Leader) and Robert Schoen (Portfolio Leader).

Mr. Knight joined the portfolio team for the fund in January, 2008. Since 2002, he has been employed by Putnam Management, currently as Chief Investment Officer, Global Asset Allocation Team and previously, as Director, Global Asset Allocation.

Mr. Schoen joined the portfolio team for the fund in January, 2008. Since 2002, he has been employed by Putnam Management, currently as a Portfolio Manager and previously, as a Quantitative Analyst.

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Prospectus Supplement	February 12, 2008

PUTNAM VT VOYAGER FUND Prospectus dated April 30, 2007

The section Who oversees and manages the funds? is supplemented to reflect that the members of the Global Asset Allocation Team now manage the fund’s investments. The members of this team primarily responsible for the day-to-day management of the fund’s portfolio are now Jeffrey Knight (Portfolio Leader) and Robert Schoen (Portfolio Leader).

Mr. Knight joined the portfolio team for the fund in January, 2008. Since 2002, he has been employed by Putnam Management, currently as Chief Investment Officer, Global Asset Allocation Team and previously, as Director, Global Asset Allocation.

Mr. Schoen joined the portfolio team for the fund in January, 2008. Since 2002, he has been employed by Putnam Management, currently as a Portfolio Manager and previously, as a Quantitative Analyst.

249925 HV-6296